Significant Accounting Policies - Summary of Impacts of the Adoption of IFRS 16 (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Property, plant and equipment, net	¥ 86,146	¥ 84,788		¥ 170,692
Right-of-use assets	151,065	153,211
Lease prepayments				2,970
Interest in associates	2,449	3,322		3,181
Deferred tax assets	7,739	2,692		1,566
Other assets	2,877	1,979		1,776
Total non-current assets	287,398	290,190		222,877
Prepaid expenses and other current assets	732	1,591		3,659
Total current assets	38,985	16,738		24,072
Lease liabilities	20,930	19,998
Current portion of obligations under finance leases				9,555
Accrued expenses	15,920	15,745		15,682
Total current liabilities	95,681	95,490		83,687
Net current liabilities	(56,696)			59,615
Total assets less current liabilities				163,262
Lease liabilities	100,283	114,076
Obligations under finance leases				62,666
Provision for major overhauls	4,216	3,542		2,831
Deferred benefits and gains	769	833		906
Deferred tax liabilities	80	239		676
Total non-current liabilities	145,571	134,109		84,793
Net assets	85,131	77,329		78,469
Reserves	54,255	51,839		52,990
Total equity attributable to equity shareholders of the Company	69,584	64,106		65,257
Non-controlling interests	15,547	13,223		13,212
Total equity	¥ 85,131	¥ 77,329		78,469	[1]	¥ 63,233
Remeasurement [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Other assets				1,566
IFRS Sixteen [Member] | Remeasurement [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Right-of-use assets				45,437
Interest in associates				(527)
Deferred tax assets				717
Total non-current assets				45,627
Prepaid expenses and other current assets				(811)
Total current assets				(811)
Lease liabilities				6,969
Accrued expenses				(83)
Total current liabilities				6,886
Net current liabilities				7,697
Total assets less current liabilities				37,930
Lease liabilities				40,790
Provision for major overhauls				780
Deferred tax liabilities				(178)
Total non-current liabilities				41,392
Net assets				(3,462)
Reserves				(3,124)
Total equity attributable to equity shareholders of the Company				(3,124)
Non-controlling interests				(338)
Total equity				(3,462)
IFRS Sixteen [Member] | Reclassification [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Property, plant and equipment, net				(88,880)
Right-of-use assets				91,914
Lease prepayments				(2,970)
Other assets				(210)
Total non-current assets				(146)
Lease liabilities				9,952
Current portion of obligations under finance leases				(9,555)
Accrued expenses				(397)
Total assets less current liabilities				(146)
Lease liabilities				62,666
Obligations under finance leases				(62,666)
Deferred benefits and gains				(146)
Total non-current liabilities				¥ (146)
IFRS Sixteen [Member] | Carrying amount [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Property, plant and equipment, net			¥ 81,812
Right-of-use assets			137,351
Interest in associates			2,654
Deferred tax assets			2,283
Other assets			1,566
Total non-current assets			268,358
Prepaid expenses and other current assets			2,848
Total current assets			23,261
Lease liabilities			16,921
Accrued expenses			15,202
Total current liabilities			90,573
Net current liabilities			67,312
Total assets less current liabilities			201,046
Lease liabilities			103,456
Provision for major overhauls			3,611
Deferred benefits and gains			760
Deferred tax liabilities			498
Total non-current liabilities			126,039
Net assets			75,007
Reserves			49,866
Total equity attributable to equity shareholders of the Company			62,133
Non-controlling interests			12,874
Total equity			¥ 75,007

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).